CONSOLIDATED STATEMENT OF OPERATIONS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Leased-and-operated hotel costs - Personnel costs [Member] USD ($)	Dec. 31, 2012 Leased-and-operated hotel costs - Personnel costs [Member] CNY	Dec. 31, 2011 Leased-and-operated hotel costs - Personnel costs [Member] CNY	Dec. 31, 2010 Leased-and-operated hotel costs - Personnel costs [Member] CNY	Dec. 31, 2012 Personnel costs of Franchised-and-managed hotels [Member] USD ($)	Dec. 31, 2012 Personnel costs of Franchised-and-managed hotels [Member] CNY	Dec. 31, 2011 Personnel costs of Franchised-and-managed hotels [Member] CNY	Dec. 31, 2010 Personnel costs of Franchised-and-managed hotels [Member] CNY	Dec. 31, 2012 Sales and marketing expenses [Member] USD ($)	Dec. 31, 2012 Sales and marketing expenses [Member] CNY	Dec. 31, 2011 Sales and marketing expenses [Member] CNY	Dec. 31, 2010 Sales and marketing expenses [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] USD ($)	Dec. 31, 2012 General and administrative expenses [Member] CNY	Dec. 31, 2011 General and administrative expenses [Member] CNY	Dec. 31, 2010 General and administrative expenses [Member] CNY
Revenues:
Leased-and-operated hotels	$ 829,007,000	5,164,799,000	3,559,740,000	2,910,458,000
Franchised-and-managed hotels	97,099,000	604,936,000	399,986,000	256,799,000
Total revenues	926,106,000	5,769,735,000	3,959,726,000	3,167,257,000
Less: Business tax and related surcharges	(56,728,000)	(353,418,000)	(249,274,000)	(191,232,000)
Net revenues	869,378,000	5,416,317,000	3,710,452,000	2,976,025,000
Leased-and-operated hotel costs
Rents and utilities	(313,517,000)	(1,953,243,000)	(1,232,662,000)	(875,510,000)
Personnel costs	(166,510,000)	(1,037,371,000)	(657,155,000)	(506,406,000)
Depreciation and amortization	(98,359,000)	(612,789,000)	(398,914,000)	(308,888,000)
Consumables, food and beverage	(56,394,000)	(351,338,000)	(258,120,000)	(173,256,000)
Others	(110,312,000)	(687,254,000)	(413,815,000)	(310,705,000)
Total leased-and-operated hotel costs	(745,092,000)	(4,641,995,000)	(2,960,666,000)	(2,174,765,000)
Personnel costs of franchised-and-managed hotels	(20,069,000)	(125,031,000)	(72,009,000)	(44,128,000)
Sales and marketing expenses	(12,340,000)	(76,878,000)	(44,451,000)	(33,257,000)
General and administrative expenses	(50,599,000)	(315,235,000)	(335,888,000)	(193,482,000)
Total operating costs and expenses	(828,100,000)	(5,159,139,000)	(3,413,014,000)	(2,445,632,000)
Other income	2,658,000	16,558,000	0	0
Income from operations	43,936,000	273,736,000	297,438,000	530,393,000
Interest income	1,906,000	11,874,000	31,996,000	9,454,000
Interest expense	(19,168,000)	(119,416,000)	(46,868,000)	(2,024,000)
Issuance costs for convertible notes	0	0	0	(42,559,000)
Loss from equity investment	(370,000)	(2,305,000)	0	0
(Loss)/gain on change in fair value of convertible notes	(13,980,000)	(87,099,000)	198,547,000	(9,040,000)
Gain on buy-back of convertible bonds	0	0	1,521,000	2,480,000
Non-operating income	6,942,000	43,248,000	35,899,000	22,223,000
Non-operating expenses	(1,070,000)	(6,665,000)	(7,315,000)	0
Foreign exchange (loss)/gain, net	35,000	217,000	15,849,000	(4,350,000)
Income before income tax expenses and noncontrolling interests	18,231,000	113,590,000	527,067,000	506,577,000
Income tax expenses	(21,878,000)	(136,305,000)	(169,442,000)	(139,969,000)
Net income/(loss)	(3,647,000)	(22,715,000)	357,625,000	366,608,000
Less: Net income attributable to noncontrolling interests	(652,000)	(4,061,000)	(6,094,000)	(7,109,000)
Net income/(loss) attributable to Home Inns' shareholders	(4,299,000)	(26,776,000)	351,531,000	359,499,000
Earnings per share
Basic	$ (0.05)	(0.29)	4.17	4.45
Diluted	$ (0.05)	(0.29)	1.26	4.23
Weighted average ordinary shares outstanding
Basic	90,804,777	90,804,777	84,221,665	80,846,617
Diluted	90,804,777	90,804,777	94,299,393	84,747,102
Share-based compensation expense was included in statement of operations as follows:
Share-based compensation expense					$ 1,316,000	8,199,000	3,283,000	0	$ 1,537,000	9,578,000	3,369,000	0	$ 246,000	1,535,000	656,000	0	$ 11,888,000	74,064,000	69,227,000	53,272,000